Convertible Preferred Stock - Dividends, Liquidation and Conversion (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2023 $ / shares
Convertible Preferred Stock
Per Share Preference	$ 7.3097
Conversion rate	1
Minimum net proceeds from sale of common stock in an underwritten public offering for automatic conversion of convertible preferred stock | $	$ 50,000,000
Minimum percentage of voting for automatic conversion of convertible preferred stock	0.66%
Public offering price per share as percentage of then effective per share	71.4286%
Cash dividends declared | $	$ 0	$ 0	$ 0
Series A
Convertible Preferred Stock
Dividend rate	$ 0.4382
Per Share Preference	5.4779	$ 5.4779	$ 5.4779	$ 5.4779
Original issue price	5.4779
Series A-1
Convertible Preferred Stock
Dividend rate	0.4382
Per Share Preference		5.4779	5.4779	5.4779
Series A-2
Convertible Preferred Stock
Dividend rate	0.4382
Per Share Preference		5.4779	5.4779	5.4779
Series B
Convertible Preferred Stock
Dividend rate	0.5847768
Per Share Preference	7.3097	7.3097	7.3097	7.3097
Minimum sale price of common stock in an underwritten public offering for automatic conversion of convertible preferred stock	7.3097
Original issue price	7.3097
Series B-1
Convertible Preferred Stock
Dividend rate	0.5847768
Per Share Preference		7.3097	7.3097	7.3097
Series B-2
Convertible Preferred Stock
Dividend rate	$ 0.5847768
Per Share Preference		$ 7.3097	$ 7.3097	$ 7.3097